Lease liabilities and right-of-use assets - Accretion of interest (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accretion of interest allocated
Finance costs	$ 117,163	$ 200,050	$ 94,626
Assets classified as held for sale	10,263	141,460	45,558
Accretion of interest	$ 127,426	$ 341,510	$ 140,184